Shareholders’ Equity - Schedule of Warrants Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Warrants Activity [Line Items]
Warrants Outstanding, Beginning Balance
Ordinary Shares Issuable, Beginning Balance
Weighted Average Exercise Price, Beginning Balance (in Dollars per share)
Warrants Outstanding, Granted	16,500,000
Ordinary Shares Issuable, Granted	16,500,000
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 11.5
Average Remaining Contractual Life, Granted	5 years
Warrants Outstanding, Forfeited
Weighted Average Exercise Price, Forfeited (in Dollars per share)
Warrants Outstanding, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share)
Warrants Outstanding, Ending Balance	16,500,000
Ordinary Shares Issuable, Ending Balance	16,500,000
Weighted Average Exercise Price, Ending Balance (in Dollars per share)	$ 11.5
Average Remaining Contractual Life, Ending Balance	4 years 10 months 13 days